Supplement dated August 23, 2023
to the Prospectus of Ameriprise Certificates
(April 26, 2023) S-6000 AW (4/23)
This Supplement supersedes the Supplement dated July 19, 2023.
Effective August 18, 2023, Ameriprise Certificate Company will stop issuing the Ameriprise Stock Market Certificate. Ameriprise Certificate Company may also, in its sole discretion, decline add on purchases to existing Ameriprise Stock Market Certificate accounts. Existing account-holders will be allowed to maintain and renew their Ameriprise Stock Market Certificates until their existing certificate matures as described in the prospectus.
Ameriprise Certificate Company may also, in its sole discretion, provide waivers to surrender charges for early withdrawals from Ameriprise Stock Market Certificate accounts that would otherwise be subject to a surrender charge.
For Ameriprise Cash Reserve Certificate: Effective for sales on or after August 23, 2023, information about interest rate ranges for new purchases found on page 12 of the Prospectus has been revised to read as follows:
Investment Amount	Rate For New Purchases
From $50 to $9,999.99	Within a range from 40 basis points (0.40%) above to 140 basis points (1.40%) above the National Deposit Rate published for 3-month CDs
From $10,000 to $24,999.99	Within a range from 40 basis points (0.40%) above to 140 basis points (1.40%) above the National Deposit Rate published for 3-month CDs
$25,000 and above	Within a range from 40 basis points (0.40%) above to 140 basis points (1.40%) above the National Deposit Rate published for 3-month CDs
For example, if the most recently published National Deposit Rate for 3-month CDs is 1.11%, our rate in effect for the following week for investment amounts of $10,000 to $24,999.99 would be between 1.51% and 2.51%.
The rest of the information on page 12 remains unchanged.
For Ameriprise Cash Reserve Certificate: Effective for sales on or after August 23, 2023, information about promotional rates found on page 13 of the Prospectus has been revised to read as follows:
Investment Amount	Promotion Rate
From $50 to $9,999.99	Within a range from 65 basis points (0.65%) above to 165 basis points (1.65%) above the National Deposit Rate published for 3-month CDs
From $10,000 to $24,999.99	Within a range from 65 basis points (0.65%) above to 165 basis points (1.65%) above the National Deposit Rate published for 3-month CDs
$25,000 and above	Within a range from 65 basis points (0.65%) above to 165 basis points (1.65%) above the National Deposit Rate published for 3-month CDs
The rest of the information on page 13 remains unchanged.
For Ameriprise Flexible Savings Certificate:  Effective for sales on or after August 23, 2023, information about interest rate ranges for new purchases found on pages 19-21 of the Prospectus has been revised to read as follows:
For purchases of certificates for less than $100,000, ACC guarantees that your rate for your initial term will be:
3 months	Within a range from 335 basis points (3.35%) above to 435 basis points (4.35%) above the National Deposit Rate published for 3-month CDs.
6 months	Within a range from 330 basis points (3.30%) above to 430 basis points (4.30%) above the National Deposit Rate published for 6-month CDs.
9 months	Within a range from 320 basis points (3.20%) above to 420 basis points (4.20%) above the National Deposit Rate published for 6-month CDs.
12 months	Within a range from 280 basis points (2.80%) above to 380 basis points (3.80%) above the National Deposit Rate published for 12-month CDs.
18 months	Within a range from 290 basis points (2.90%) above to 390 basis points (3.90%) above the National Deposit Rate published for 12-month CDs.
24 months	Within a range from 290 basis points (2.90%) above to 390 basis points (3.90%) above the National Deposit Rate published for 24-month CDs.
30 months	Within a range from 280 basis points (2.80%) above to 380 basis points (3.80%) above the National Deposit Rate published for 24-month CDs.
36 months	Within a range from 285 basis points (2.85%) above to 385 basis points (3.85%) above the National Deposit Rate published for 36-month CDs.
For purchases of certificates for $100,000 or more, ACC guarantees that your rate for your initial term will be:
3 months	Within a range from 345 basis points (3.45%) above to 445 basis points (4.45%) above the National Deposit Rate published for 3-month CDs.
6 months	Within a range from 340 basis points (3.40%) above to 440 basis points (4.40%) above the National Deposit Rate published for 6-month CDs.
9 months	Within a range from 330 basis points (3.30%) above to 430 basis points (4.30%) above the National Deposit Rate published for 6-month CDs.
12 months	Within a range from 290 basis points (2.90%) above to 390 basis points (3.90%) above the National Deposit Rate published for 12-month CDs.
18 months	Within a range from 300 basis points (3.00%) above to 400 basis points (4.00%) above the National Deposit Rate published for 12-month CDs.
24 months	Within a range from 295 basis points (2.95%) above to 395 basis points (3.95%) above the National Deposit Rate published for 24-month CDs.
S-6000-63 A (8/23)

30 months	Within a range from 290 basis points (2.90%) above to 390 basis points (3.90%) above the National Deposit Rate published for 24-month CDs.
36 months	Within a range from 295 basis points (2.95%) above to 395 basis points (3.95%) above the National Deposit Rate published for 36-month CDs.
For example, if the average rate most recently published for the National Deposit Rate for 12-month CDs is 1.72%, our rate in effect for the following week for investment amounts less than $100,000 would be between 4.52% and 5.52% for the 12-month term product.
For purchases of certificates for less than $100,000, ACC guarantees that your rate for your initial term will be:
7 months*	Within a range from 320 basis points (3.20%) above to 420 basis points (4.20%) above the National Deposit Rate published for 6-month CDs.
11 months	Within a range from 305 basis points (3.05%) above to 405 basis points (4.05%) above the National Deposit Rate published for 12-month CDs.
19 months	Within a range from 315 basis points (3.15%) above to 415 basis points (4.15%) above the National Deposit Rate published for 12-month CDs.
25 months	Within a range from 315 basis points (3.15%) above to 415 basis points (4.15%) above the National Deposit Rate published for 24-month CDs.
31 months	Within a range from 305 basis points (3.05%) above to 405 basis points (4.05%) above the National Deposit Rate published for 24-month CDs.
37 months	Within a range from 310 basis points (3.10%) above to 410 basis points (4.10%) above the National Deposit Rate published for 36-month CDs.
*	See section entitled “Investment Amounts and Terms” about minimum investment requirements.
For purchases of certificates for $100,000 or more, ACC guarantees that your rate for your initial term will be:
7 months*	Within a range from 330 basis points (3.30%) above to 430 basis points (4.30%) above the National Deposit Rate published for 6-month CDs.
11 months	Within a range from 315 basis points (3.15%) above to 415 basis points (4.15%) above the National Deposit Rate published for 12-month CDs.
13 months*	Within a range from 290 basis points (2.90%) above to 390 basis points (3.90%) above the National Deposit Rate published for 12-month CDs.
19 months	Within a range from 325 basis points (3.25%) above to 425 basis points (4.25%) above the National Deposit Rate published for 12-month CDs.
25 months	Within a range from 320 basis points (3.20%) above to 420 basis points (4.20%) above the National Deposit Rate published for 24-month CDs.
31 months	Within a range from 315 basis points (3.15%) above to 415 basis points (4.15%) above the National Deposit Rate published for 24-month CDs.
37 months	Within a range from 320 basis points (3.20%) above to 420 basis points (4.20%) above the National Deposit Rate published for 36-month CDs.
*	See section entitled “Investment Amounts and Terms” about minimum investment requirements.
The rest of the information on pages 19-21 remains unchanged.
For Ameriprise Stock Market Certificate: Effective for sales on or after June 14, 2023, with the first term beginning on or after June 21, 2023, information about maximum return ranges and minimum guaranteed interest rate ranges on partial participation found on page 3 of the Prospectus has been revised to read as follows:
For your first term, the maximum return will be within the range of 5.40% to 6.40% for the 1 year term, 9.95% to 10.95% for the 2 year term and 14.40% to 15.40% for the 3 year term. The minimum guaranteed interest rate on partial participation will be within the range of 1.55% to 2.55% for the 1 year term, within the range of 2.75% to 3.75% for the 2 year term and within the range of 3.90% to 4.90% for the 3 year term.
The rest of the information on page 3 remains unchanged.
This Supplement should be retained for future reference.
S-6000-63 A (8/23)